DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Group does not enter into derivative arrangements for trading or speculative purposes. However, some of the Group’s contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. The Group uses derivative financial instruments to protect the Group from the risk that the future U.S. dollar-denominated cash flows related to the purchases of its servers and network equipment will be adversely affected by changes in the exchange rates. The Group recognizes such derivative instruments as either assets or liabilities on the consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the consolidated balance sheets through accumulated other comprehensive income.

The Group entered into derivative arrangements for the total amount of RUB 6,255 and nil for the years ended December 31, 2021 and 2022, respectively. The Group did not have any derivatives as of December 31, 2021 and 2022.